Current and deferred income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax on net operating losses	$ 154,261	$ 211,780
Estimated accumulated amount	861,295
Total amount of unused tax losses	364,172
Contingent liabilities	478,329	$ 349,322
Expiration Limit Of 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses	86
Expiration Limit Of 17 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses	481,342
Expiration Limit Of 20 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses	$ 15,695